PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	233,958,655	40,441,814
Term deposits	77,555,565	68,289,800
Restricted cash	107,521,733	215,652,000
Prepayments and other current assets	12,035,145	13,518,861

Total current assets	431,071,098	337,902,475

Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries	671,329,320	600,596,446

Total assets	1,102,400,418	938,498,921

Liabilities
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE’s subsidiaries	4,564,315	4,632,432
Accrued expenses and other current liabilities	4,219,869	2,584,269

Total current liabilities and total liabilities	8,784,184	7,216,701

Shareholders’ equity:
Class A ordinary shares	90,031	90,549
Class B ordinary shares	10,316	10,316
Additional paid-in capital	1,964,138,365	1,988,638,160
Accumulated other comprehensive loss	(9,495,674)	(3,129,362)
Accumulated deficit	(861,126,804)	(1,054,327,443)

Total shareholders’ equity	1,093,616,234	931,282,220

Total liabilities and shareholders’ equity	1,102,400,418	938,498,921

Schedule of condensed statements of results of operations

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total operating expenses	(15,414,575)	(17,739,201)	(13,025,259)
Share of loss from subsidiaries, consolidated VIE and VIE’s subsidiaries	(39,264,560)	(270,498,551)	(195,199,614)
Interest income	5,216,206	16,401,770	15,024,234

Loss before income taxes	(49,462,929)	(271,835,982)	(193,200,639)
Income tax expense	—	—	—

Net loss	(49,462,929)	(271,835,982)	(193,200,639)

Schedule of condensed statements of cash flows

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(23,565,305)	14,392,402	(177,106)
Net cash (used in) provided by investing activities	(95,940,040)	133,818,900	(89,689,320)
Net cash provided by financing activities	2,203,086	654,023	267,335
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	21,972,182	4,034,789	4,212,517

Net (decrease) increase in cash, cash equivalents and restricted cash	(95,330,077)	152,900,114	(85,386,574)

Cash, cash equivalents and restricted cash at the beginning of the year	283,910,351	188,580,274	341,480,388

Cash, cash equivalents and restricted cash at the end of the year	188,580,274	341,480,388	256,093,814